LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2017
LOSS PER ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

	Years ended December 31,
	2015	2016	2017

Net loss	98,584	276,412	326,900

Change in redemption value of redeemable preferred shares (i)	110,926	(205,670)	—
(Cumulative) Dividend on preferred shares (ii)	7,127	332,660	—

Net loss attributable to ordinary shareholders	216,637	403,402	326,900

Weighted average number of ordinary shares outstanding-basic and diluted (iii)	217,987,922	299,093,937	784,566,371

Loss per ordinary share - basic and diluted	(0.99)	(1.35)	(0.42)

Note (i):

The amount of change in redemption value of redeemable preferred shares for the year ended December 31, 2016 represents the net effect of the accretion to redemption value through the date of automatic conversion into ordinary shares of RMB97,274 and the reduction related to the preference dividends (note 15) declared in respect of those redeemable preferred shares of RMB302,944 for which accretion to redemption was previously recorded.

Note (ii):

For the year ended December 31, 2015, the amounts represent undeclared dividends on redeemable preferred shares that are cumulative and not included in the carrying amount of the redeemable preferred shares. For the year ended December 31, 2016, the amount represented the preference dividend declared and paid of RMB343,296 (note 15) upon the IPO less the cumulative dividend on preferred shares amounting to RMB7,127 for the year ended December 31, 2015.

Note (iii):

During the year ended December 31, 2017, the Company issued 20,000,000 ordinary shares to its share depository bank which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2015	2016	2017

Share options/restricted shares	17,193,534	41,499,862	52,612,856
Convertible bonds payable	59,692,156	93,977,837	—
Redeemable preferred shares	349,087,677	—	—

Total	425,973,367	135,477,699	52,612,856